Bridge Financing, Notes Payable, and Accrued Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Bridge Financing, Notes Payable, and Accrued Interest

Bridge Financing

Summary

Prior to June 2013, we issued 10% Senior Secured Convertible Bridge Notes Payable (“Bridge Notes” or “new Bridge Notes”) to various accredited investors, and then extended the due dates on the majority of the Bridge Notes several times. In June 2013, the outstanding principal of the Bridge Notes totaling $4,984,720 was converted into 24,923,602 shares of our common stock at $0.20 per share. We no longer have any outstanding Bridge Notes.

The Bridge Notes contained variable maturity dates and additional share issuance obligations and we recorded discounts to the Bridge Notes for the VMCO and ASID. The discounts were amortized to interest expense over the term of the Bridge Notes using the effective interest method. We determined that the VMCO and the ASID represented embedded derivative features, and these were recorded as derivative liabilities. See Note 5.

We capitalized costs associated with the issuance of the Bridge Notes, and amortized these costs to interest expense over the term of the related Bridge Notes using the effective interest method.

The outstanding balances of the bridge notes at March 31, 2014 and December 31, 2013 were $0 and $0, respectively.

Following is a detailed discussion of the Bridge Notes transactions.

2012

As of January 1, 2012, the principal balance on our outstanding Bridge Notes totaled $1,062,500. The principal balance and accrued interest was due on the earlier of (i) the date we completed a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the principal amount (a qualifying financing), and (ii) February 2, 2012. If the Bridge Notes were held to maturity, we would have paid, at the option of the holder: i) in cash or ii) in securities to be issued by us in the qualifying financing at the same price paid by other investors. The Bridge Notes were secured by a first priority lien and security interest in all of our assets.

In January 2012, we issued additional Bridge Notes in the aggregate principal amount of $520,000. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

In March 2012, we repaid Bridge Notes totaling $65,000.

In April 2012, all note holders with Bridge Notes maturing on February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, we provided allonges which consisted of the accrued interest for each Bridge Note as of January 31, 2012, which are convertible into shares of our common stock at the latest financing price. The value of the allonges was recorded as a derivative liability. See Note 5.

In March 2012 and April 2012, we issued additional Bridge Notes in the aggregate principal amount of $220,100 with a due date of May 2, 2012. In May 2012, theses notes were cancelled and converted into new Bridge Notes discussed below.

In May and June 2012, we issued to a number of accredited investors our new Bridge Notes in the aggregate principal amount of $4,347,419, consisting of (i) $2,656,250 of new funds and (ii) $1,691,169 of principal amount and accrued interest due under our previously issued Bridge Notes that were cancelled and converted into new Bridge Notes. The new Bridge Notes accrued interest at the rate of 10% per annum.

The principal amount under the new Bridge Notes plus all accrued and unpaid interest was due on the earlier of (i) the date we completed a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the principal amount (a qualifying financing), and (ii) October 15, 2012, which date, as described below, was later extended to April 15, 2013. Payments could have been made in cash, or, at the option of the holder of the new Bridge Notes, in securities to be issued by us in the qualifying financing at the same price paid for such securities by other investors. The new Bridge Notes were secured by a first priority lien and security interest in all of our assets.

We also had the obligation to issue to the holders of the new Bridge Notes on the date that is the earlier of the repayment of the new Bridge Notes or the completion of the qualifying financing, at their option:

●	five year warrants to purchase that number of shares of common stock equal to the principal amount plus accrued interest divided by the per share purchase price of the common stock offered and sold in the qualifying financing (the offering price) which warrants were to be exercisable at the offering price and would include cashless exercise provisions commencing eighteen months from the date of issuance of the warrants if there is not at that time an effective registration statement covering the shares of common stock exercisable upon exercise of the warrants, or

●	that number of shares of common stock equal to the product arrived at by multiplying (x) the principal amount plus accrued interest divided by the offering price and (y) 0.33.

We granted piggy-back registration rights with respect to the securities to be issued in connection with the new Bridge Notes.

The new Bridge Notes further provided that in the event of a change of control transaction, the proceeds from such transaction must be used by us to pay to the holders of the new Bridge Notes, pro rata based on the amount of new Bridge Notes owned by each holder, an amount equal to 1.5 times the amount of the aggregate principal amount outstanding under the new Bridge Notes, plus accrued interest due there under, plus all other fees, costs or other charges due there under.

The holders of the new Bridge Notes were also granted the right to appoint two designees to serve as members of our board of directors, which members will also serve as members of the Compensation Committee and the Audit Committee of our board of directors.

We used $184,081 from the proceeds of the sale of the new Bridge Notes to pay off existing principal balances under the Bridge Notes that were not cancelled and converted into the new Bridge Notes.

In October 2012 and continuing thereafter, we entered into amendments with the holders the new Bridge Notes. Under the terms of the amendments, the holders of new Bridge Notes in the aggregate principal amount of $4,342,419 agreed to extend the maturity date of the new Bridge Notes to April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the holder shall have the option to convert the principal and interest under the new Bridge Note into the securities offered by us in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Note entitled the holder to convert the principal and interest under the new Bridge Note into the securities offered by us in a qualifying equity financing at the same price paid for such securities by other investors investing in the financing. The conversion price of $0.50 in (b) above triggered the price protection guarantee contained in the warrants issued in our 2011 private placement, and the exercise price on the warrants changed from $2.00 per share to $0.50 per share.

In November 2012, we repaid a new Bridge Note totaling $5,000.

2013

In January 2013, we partially repaid a new Bridge Note totaling $21,040.

In March 2013, we issued new Bridge Notes in the aggregate principal amount of $200,000 that contained the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, we issued new Bridge Notes in the aggregate principal amount of $75,000 that contained the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, we repaid a new Bridge Note totaling $36,659.

In April 2013, we issued a new Bridge Note to our Chief Financial Officer (“CFO”) totaling $20,000 that contained the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013.

In May 2013, a majority of the new Bridge Note holders agreed to extend the maturity date of the new Bridge Notes to October 15, 2013 from April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the new Bridge Note holders have the option to convert the principal and accrued interest under the new Bridge Note into the securities offered by us in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.25 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Notes entitled the new Bridge Note holders to convert the principal and accrued interest under the new Bridge Notes into the securities offered by us in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like).

As a result of this amendment and the additional consideration given, the embedded derivative features in the Bridge Notes were revalued on April 15, 2013 to $4,052,148. We recorded new note discounts and derivative liabilities on April 15, 2013 based on the fair value of the derivative instruments. During the period from April 15, 2013 through June 17, 2013, the entire balance of the note discounts was amortized to interest expense as the conversion on June 17, 2013 triggered the immediate recognition of the full value of the debt discount.

In May 2013, we issued new Bridge Notes in the aggregate principal amount of $387,500 that contained the same rights and privileges as the previously issued and amended new Bridge Notes.

In May 2013, we issued a new Bridge Note to our Chief Executive Officer (“CEO”) totaling $17,500 that contained the same rights and privileges as the previously issued and amended new Bridge Notes.

In June 2013, we completed a qualifying equity financing at $0.20 per share. See Note 7. Pursuant to the terms of the new Bridge Notes, we converted the principal amount of Bridge Notes totaling $4,984,720 into 24,923,602 shares of our common stock at $0.20 per share. Also, in June 2013, we converted accrued interest on the Bridge Notes totaling $369,786 into 1,848,930 shares of our common stock at $0.20 per share.

Certain note holders elected to receive cash payment for their accrued interest, and the remaining accrued interest on the Bride Notes of $95,404 was paid in July 2013.

Discounts recorded related to the Bridge Notes

We recorded discounts to the Bridge Notes for the VMCO and ASID. The discounts were amortized to interest expense over the term of the Bridge Notes using the effective interest method. All of the discounts related to the Bridge Notes were recognized as interest expense in June 2013 in conjunction with the conversion of the Bridge Notes into shares of our common stock.

We determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the balance sheet. See Note 5.

The following table presents details of the discounts to our Bridge Notes from December 31, 2012 to March 31, 2014:

	VMCO	ASID	Total
December 31, 2012	$(481,390)	$(1,003,359)	$(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
December 31, 2013	$-	$-	$-
Additions	-	-	-
Amortization	-	-	-
March 31, 2014	$-	$-	$-

During the three months ended March 31, 2014 and 2013, we recorded Bridge Note discount amortization to interest expense of $-0- and $1,334,729, respectively.

Cherry Family Trust Note

This note was issued on March 1, 2007, for the principal amount of $20,000, interest accrues at the rate of 9% compounded annually, with a maturity date of December 31, 2008. Accrued interest was $17,769 and $16,943 as of March 31, 2014 and December 31, 2013, respectively. Currently past due.

Digimark, LLC Notes

As partial consideration for the acquisition of Boomtext in 2011, we issued an unsecured subordinated promissory note in the principal amount of $194,658. The promissory note did not bear interest, was payable in installments (varying in amount) from August 2011 through October 2012, and was subordinated to our obligations under the Bridge Notes discussed above.

We recorded the promissory note at the present value of the payments over the subsequent periods which amounted to $182,460. We amortized the discount using the effective interest method.

As of March 31, 2014 and December 31, 2013, the outstanding balances on the note payable were both $-0-.

Summary of Notes Payable and Accrued Interest

The following table summarizes our notes payable and accrued interest as of March 31, 2014 and December 31, 2013:

	Notes Payable		Accrued Interest
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013
Bridge notes, net, as discussed above	$-	$-	$-	$-

Convertible notes payable, net of discounts	-	-	-	-

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	17,769	16,943

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006.	-	-	-	-

Digimark, LLC subordinated promissory note, net, as discussed above.	-	-	-	-

Notes payable	20,000	20,000	17,769	16,943

Totals	$20,000	$20,000	$17,769	$16,943

Interest Expense

The following table summarizes interest expense for the three months ended March 31, 2014 and 2013:

	Three months ended March 31,
	2014	2013
Amortization of note discounts	$-	$1,334,729
Amortization of deferred financing costs	-	-
Other interest expense	826	112,630
	$826	$1,447,359

Bridge Financing

Summary

Prior to June 2013, we issued 10% Senior Secured Convertible Bridge Notes Payable (“Bridge Notes” or “new Bridge Notes”) to various accredited investors, and then extended the due dates on the majority of the Bridge Notes several times. In June 2013, the outstanding principal of the Bridge Notes totaling $4,984,720 was converted into 4,153,934 shares of our common stock at $1.20 per share within the terms of the agreement; therefore, we did not recognize a gain or loss on this transaction. We no longer have any outstanding Bridge Notes.

The Bridge Notes contained variable maturity dates and additional share issuance obligations and we recorded discounts to the Bridge Notes for the VMCO and ASID. The discounts were amortized to interest expense over the term of the Bridge Notes using the effective interest method. We determined that the VMCO and the ASID represented embedded derivative features, and these were recorded as derivative liabilities. See Note 4.

We capitalized costs associated with the issuance of the Bridge Notes, and amortized these costs to interest expense over the term of the related Bridge Notes using the effective interest method.

The following table summarizes information relative to the outstanding Bridge Notes at December 31, 2013 and 2012:

	December 31,
	2013	2012
Bridge notes payable	$-	$4,342,418
Less unamortized discounts:
VMCO	-	(481,390)
ASID	-	(1,003,359)
Bridge notes payable, net of discounts	$-	$2,857,669

Following is a detailed discussion of the Bridge Notes transactions.

2012

As of January 1, 2012, the principal balance on our outstanding Bridge Notes totaled $1,062,500. The principal balance and accrued interest was due on the earlier of (i) the date we completed a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the principal amount (a qualifying financing), and (ii) February 2, 2012. If the Bridge Notes were held to maturity, we would have paid, at the option of the holder: i) in cash or ii) in securities to be issued by us in the qualifying financing at the same price paid by other investors. The Bridge Notes were secured by a first priority lien and security interest in all of our assets.

In January 2012, we issued additional Bridge Notes in the aggregate principal amount of $520,000. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

In March 2012, we repaid Bridge Notes totaling $65,000.

In April 2012, all note holders with Bridge Notes maturing on February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, we provided allonges which consisted of the accrued interest for each Bridge Note as of January 31, 2012, which are convertible into shares of our common stock at the latest financing price. The value of the allonges was recorded as a derivative liability. See Note 5.

In March 2012 and April 2012, we issued additional Bridge Notes in the aggregate principal amount of $220,100 with a due date of May 2, 2012. In May 2012, theses notes were cancelled and converted into new Bridge Notes discussed below.

In May and June 2012, we issued to a number of accredited investors our new Bridge Notes in the aggregate principal amount of $4,347,419, consisting of (i) $2,656,250 of new funds and (ii) $1,691,169 of principal amount and accrued interest due under our previously issued Bridge Notes that were cancelled and converted into new Bridge Notes. The new Bridge Notes accrued interest at the rate of 10% per annum.

The principal amount under the new Bridge Notes plus all accrued and unpaid interest was due on the earlier of (i) the date we completed a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the principal amount (a qualifying financing), and (ii) October 15, 2012, which date, as described below, was later extended to April 15, 2013. Payments could have been made in cash, or, at the option of the holder of the new Bridge Notes, in securities to be issued by us in the qualifying financing at the same price paid for such securities by other investors. The new Bridge Notes were secured by a first priority lien and security interest in all of our assets.

We also had the obligation to issue to the holders of the new Bridge Notes on the date that is the earlier of the repayment of the new Bridge Notes or the completion of the qualifying financing, at their option:

·	five year warrants to purchase that number of shares of common stock equal to the principal amount plus accrued interest divided by the per share purchase price of the common stock offered and sold in the qualifying financing (the offering price) which warrants were to be exercisable at the offering price and would include cashless exercise provisions commencing eighteen months from the date of issuance of the warrants if there is not at that time an effective registration statement covering the shares of common stock exercisable upon exercise of the warrants, or
·	that number of shares of common stock equal to the product arrived at by multiplying (x) the principal amount plus accrued interest divided by the offering price and (y) 0.33.

We granted piggy-back registration rights with respect to the securities to be issued in connection with the new Bridge Notes.

The new Bridge Notes further provided that in the event of a change of control transaction, the proceeds from such transaction must be used by us to pay to the holders of the new Bridge Notes, pro rata based on the amount of new Bridge Notes owned by each holder, an amount equal to 1.5 times the amount of the aggregate principal amount outstanding under the new Bridge Notes, plus accrued interest due there under, plus all other fees, costs or other charges due there under.

The holders of the new Bridge Notes were also granted the right to appoint two designees to serve as members of our board of directors, which members will also serve as members of the Compensation Committee and the Audit Committee of our board of directors.

We used $184,081 from the proceeds of the sale of the new Bridge Notes to pay off existing principal balances under the Bridge Notes that were not cancelled and converted into the new Bridge Notes.

In October 2012 and continuing thereafter, we entered into amendments with the holders of the new Bridge Notes. Under the terms of the amendments, the holders of new Bridge Notes in the aggregate principal amount of $4,342,419 agreed to extend the maturity date of the new Bridge Notes to April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the holder shall have the option to convert the principal and interest under the new Bridge Note into the securities offered by us in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $3.00 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Note entitled the holder to convert the principal and interest under the new Bridge Note into the securities offered by us in a qualifying equity financing at the same price paid for such securities by other investors investing in the financing. The conversion price of $3.00 in (b) above triggered the price protection guarantee contained in the warrants issued in our 2011 private placement, and the exercise price on the warrants changed from $12.00 per share to $3.00 per share.  Therefore, the warrants issued in our 2011 private placement were revalued using the new exercise price on the financing date increasing the derivative liability balance with the offset to derivative loss.

In November 2012, we repaid a new Bridge Note totaling $5,000.

2013

In January 2013, we partially repaid a new Bridge Note totaling $21,040.

In March 2013, we issued new Bridge Notes in the aggregate principal amount of $200,000 that contained the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, we issued new Bridge Notes in the aggregate principal amount of $75,000 that contained the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, we repaid a new Bridge Note totaling $36,659.

In April 2013, we issued a new Bridge Note to our Chief Financial Officer (“CFO”) totaling $20,000 that contained the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013.

In May 2013, a majority of the new Bridge Note holders agreed to extend the maturity date of the new Bridge Notes to October 15, 2013 from April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the new Bridge Note holders have the option to convert the principal and accrued interest under the new Bridge Note into the securities offered by us in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $1.50 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Notes entitled the new Bridge Note holders to convert the principal and accrued interest under the new Bridge Notes into the securities offered by us in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $3.00 per share (subject to adjustment in the event of a stock split, reclassification or the like).

As a result of this amendment and the additional consideration given, the embedded derivative features in the Bridge Notes were revalued on April 15, 2013 to $4,052,148. We recorded new note discounts and derivative liabilities on April 15, 2013 based on the fair value of the derivative instruments. During the period from April 15, 2013 through June 17, 2013, the entire balance of the note discounts was amortized to interest expense as the conversion on June 17, 2013 triggered the immediate recognition of the full value of the debt discount.

In May 2013, we issued new Bridge Notes in the aggregate principal amount of $387,500 that contained the same rights and privileges as the previously issued and amended new Bridge Notes.

In May 2013, we issued a new Bridge Note to our Chief Executive Officer (“CEO”) totaling $17,500 that contained the same rights and privileges as the previously issued and amended new Bridge Notes.

In June 2013, we completed a qualifying equity financing at $1.20 per share. See Note 6. Pursuant to the terms of the new Bridge Notes, we converted the principal amount of Bridge Notes totaling $4,984,720 into 4,153,934 shares of our common stock at $1.20 per share. Also, in June 2013, we converted accrued interest on the Bridge Notes totaling $369,786 into 308,155 shares of our common stock at $1.20 per share.  As both the conversion of the principal and interest amounts was within the terms of the agreement, no gain or loss was recognized as a result of this transaction.

Certain note holders elected to receive cash payment for their accrued interest, and the remaining accrued interest on the Bridge Notes of $95,404 was paid in July 2013.

Discounts recorded related to the Bridge Notes

We recorded discounts to the Bridge Notes for the VMCO and ASID. The discounts were amortized to interest expense over the term of the Bridge Notes using the effective interest method. All of the discounts related to the Bridge Notes were recognized as interest expense in June 2013 in conjunction with the conversion of the Bridge Notes into shares of our common stock.

We determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the balance sheet. See Note 4.

The following table presents details of the discounts to our Bridge Notes from December 31, 2011 to December 31, 2013:

	VMCO	ASID	Total
December 31, 2011	$(12,031)	$(47,739)	$(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	(481,390)	(1,003,359)	(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
December 31, 2013	$-	$-	$-

During the years ended December 31, 2013 and 2012, we recorded Bridge Note discount amortization to interest expense of $6,099,463 and $3,927,425, respectively.

Deferred financing costs related to the Bridge Notes

We capitalized deferred financing costs and amortized the capitalized amounts to interest expense over the term of the Bridge Notes using the effective interest method.

During the years ended December 31, 2013 and 2012, we recorded deferred financing cost amortization to interest expense of $-0- and $263,255, respectively.

Cherry Family Trust Note

This note was issued on March 1, 2007, for the principal amount of $20,000, interest accrues at the rate of 9% compounded annually, with a maturity date of December 31, 2008. Accrued interest was $16,943 and $13,775 as of December 31, 2013 and 2012, respectively. Currently past due.

Digimark, LLC Notes

As partial consideration for the acquisition of Boomtext in 2011, we issued an unsecured subordinated promissory note in the principal amount of $194,658. The promissory note did not bear interest, was payable in installments (varying in amount) from August 2011 through October 2012, and was subordinated to our obligations under the Bridge Notes discussed above.

We recorded the promissory note at the present value of the payments over the subsequent periods which amounted to $182,460. We amortized the discount using the effective interest method.

As of December 31, 2012, the outstanding balance on the note payable was $100,000, which was paid in June 2013.

Summary of Notes Payable and Accrued Interest

The following table summarizes our notes payable and accrued interest as of December 31, 2013 and 2012:

	Notes Payable		Accrued Interest
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Bridge notes, net, as discussed above	$-	$2,857,669	$-	$261,213

Convertible notes payable, net of discounts	-	2,857,669	-	261,213

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	16,943	13,775

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006.	-	51,984	-	24,297

Digimark, LLC subordinated promissory note, net, as discussed above.	-	100,000	-	22,083

Notes payable	20,000	171,984	16,943	60,155

Totals	$20,000	$3,029,653	$16,943	$321,368

Interest Expense

The following table summarizes interest expense for the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012
Amortization of note discounts	$6,134,367	$3,935,108
Amortization of deferred financing costs	-	263,255
Other interest expense	213,819	361,201
	$6,348,186	$4,559,564